Note 16 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16.           Derivative Financial Instruments

The derivative losses for the period ended December 31, 2010, 2011 and 2012 arose from three interest rate swap contracts entered into in July 2008, 2009 and 2011 and a number of FFA contracts entered in December 2008, throughout 2009 and in July 2010 that did not meet the criteria for hedge accounting.

Interest rate swaps

Effective July 14, 2008, July 8, 2009 and January 21, 2011, respectively, the Company entered into three interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of $25.0 million for the first two contracts and $10.0 million for the last contract, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 3.99%, 2.88% and 2.29% on the three respective swaps based on the relevant notional amount; all contracts are net settled between Eurobank and the Company. The swaps are effective for five years from July 14, 2008 to July 14, 2013, from July 8, 2009 to July 8, 2014 and from January 21 2011 to January 21, 2016, respectively. The interest rate swaps did not qualify for hedge accounting as of December 31, 2011 and 2012.

Freight Forward Agreements (“FFA”)

In December 2008, the Company sold six FFA contracts on the Baltic Panamax Index (“BPI”) for calendar years 2009 and 2010 totaling 480 and 485 days, respectively, at an average time charter equivalent date of approximately $11,350 and $11,430 per day, respectively.  During 2009, the Company also sold and bought a number of additional FFA contracts on the BPI for certain periods of 2009 and calendar year 2010.

The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company received a payment if the average BPI for the month was below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month was greater than the contract rate the Company made a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

In 2010, the Company bought a “put” option contract on the BPI for 360 days with $16,500 per day striking price and sold a “call” option contract for 360 days on the BPI with $23,500 per day on the BPI both for calendar 2011. Options FFA contracts require an initial premium to be paid (if bought) or received (if sold) and are settled monthly like regular FFA contracts provided they are “in-the-money”. If Company sells an options contract it previously bought (or the opposite) the Company will record a profit or loss on the sale depending on whether the premium it received is higher than the premium it paid. During the year 2011 the Company closed the “put” and the call “options” resulting in a net gain on FFA contracts of $336,552.

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 15).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	December 31, 2012

Interest rate swap contracts	Current liabilities – Derivatives	1,907,088	1,718,438

Interest rate contracts	Long-term liabilities – Derivatives	1,544,409	675,130

Total derivative liabilities		3,451,497	2,393,568

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
FFA contracts – Fair value	Change in fair value of derivatives	9,692,455	(574,336)	-
FFA contracts - Realized loss	Change in fair value of derivatives	(10,875,776)	910,088	(2,247)
Interest rate – Fair value	Change in fair value of derivatives	(1,468,650)	(76,516)	1,057,928
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,569,846)	(1,758,158)	(1,693,084)
Total loss on derivatives		(4,221,817)	(1,498,122)	(637,403)